Federated Total Return Government Bond Fund
INSTITUTIONAL SHARES (TICKER FTRGX)
SERVICE SHARES (TICKER FTGSX)

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013
Effective October 29, 2013:
1. Under the heading entitled “What are the Fund's Main Investment Strategies?,” please delete the first paragraph and replace it with the following:
“The Fund's overall strategy is to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities (including mortgage-backed securities issued by U.S. government agencies or instrumentalities) and related derivative contracts. The Fund buys and sells portfolio securities based primarily on its market outlook and analysis of how securities may perform under different market conditions. The Fund evaluates its investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of the Barclays Government Bond Index (BGB) (formerly, Barclays Capital Government Bond Index), an index composed of U.S. government and government agency securities with maturities of one year or more. Under normal market conditions, the Adviser currently limits the effective duration of the Fund's portfolio to within 40% of the effective duration of the Barclays Government Bond Index. At times, the Adviser's calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price volatility of a fixed-income security as a result of changes in market rates of interest, based on the weighted average timing of the instrument's expected fixed interest and principal payments.”
2. Under the heading entitled “What are the Fund's Investment Strategies?,” please delete the fifth paragraph and replace it with the following:
“The Adviser may seek to control risks by adopting policies that limit the extent to which the Fund's portfolio may vary from the BGB. Under normal market conditions, the Adviser currently limits the effective duration of the Fund's portfolio to within 40% of the effective duration of the BGB. Effective duration provides a measure of the price sensitivity of a fixed-income security or portfolio of fixed-income securities to changes in interest rates. For example, if interest rates rise by one percentage point (in parallel shift) the net asset value (NAV) of a fund with an average duration of five years theoretically would decline about 5.0%. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.”
August 19, 2013
Federated Total Return Government Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451844 (8/13)
Federated Total Return Government Bond Fund
INSTITUTIONAL SHARES (TICKER FTRGX)
SERVICE SHARES (TICKER FTGSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED APRIL 30, 2013
Effective October 29, 2013:
Under the heading entitled “What are the Fund's Main Investment Strategies?,” please delete the first paragraph and replace it with the following:
“The Fund's overall strategy is to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities (including mortgage-backed securities issued by U.S. government agencies or instrumentalities) and related derivative contracts. The Fund buys and sells portfolio securities based primarily on its market outlook and analysis of how securities may perform under different market conditions. The Fund evaluates its investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of the Barclays Government Bond Index (BGB) (formerly, Barclays Capital Government Bond Index), an index composed of U.S. government and government agency securities with maturities of one year or more. Under normal market conditions, the Adviser currently limits the effective duration of the Fund's portfolio to within 40% of the effective duration of the Barclays Government Bond Index. At times, the Adviser's calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price volatility of a fixed-income security as a result of changes in market rates of interest, based on the weighted average timing of the instrument's expected fixed interest and principal payments.”
August 19, 2013
Federated Total Return Government Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451845 (8/13)